Property, Plant and Equipment and Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Vessel OceanShips ExpeditionShips	Dec. 31, 2024 USD ($) Vessel
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	89
Number of ocean ships | OceanShips	12
Number of expedition ships | ExpeditionShips	2
Impairment related to property, plant and equipment and intangible assets	$ 0	$ 0
Additions to intangible assets	50,700,000	20,200,000
Software	60,400,000	33,600,000
Vessel design	13,900,000	14,700,000
Goodwill	8,000,000	8,000,000
Other intangible assets	$ 4,500,000	4,800,000
Longships
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	59
Small Classes
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	12
River Vessels
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	15
Additions to property, plant and equipment	$ 36,500,000	28,800,000
River Vessel Charters
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	3
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction	$ 294,100,000	$ 275,900,000
River Vessels & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	5	2
Reclassification of river vessels under construction to river vessels and equipment	$ 170,400,000	$ 72,300,000
Ocean and Expedition Ships & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Additions to property, plant and equipment	34,500,000	23,400,000
Ocean and Expedition Ships Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction	620,600,000	581,500,000
Property, plant and equipment capitalized interest	22,400,000	20,500,000
Ocean And Expedition Ships - Viking Vela
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment capitalized interest		$ 482,200,000
Ocean And Expedition Ships - Viking Vesta
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment capitalized interest	$ 505,800,000